Quarterly Report
March 31, 2019
MFS®  Global Growth Portfolio
MFS® Variable Insurance Trust II

Portfolio of Investments
3/31/19 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.1%
Aerospace – 1.9%
Rolls-Royce Holdings PLC	13,131	$154,469
United Technologies Corp.	5,983	771,149
		$925,618
Airlines – 1.1%
Aena S.A.	2,958	$532,561
Alcoholic Beverages – 3.9%
Ambev S.A., ADR	99,392	$427,386
Diageo PLC	10,386	424,485
Kweichow Moutai Co., Ltd., “A”	4,000	508,312
Pernod Ricard S.A.	3,219	577,746
		$1,937,929
Apparel Manufacturers – 6.6%
Adidas AG	3,007	$730,614
Burberry Group PLC	10,488	266,987
Compagnie Financiere Richemont S.A.	4,193	305,458
LVMH Moet Hennessy Louis Vuitton SE	2,578	948,245
NIKE, Inc., “B”	7,352	619,112
VF Corp.	4,597	399,525
		$3,269,941
Broadcasting – 0.3%
Walt Disney Co.	1,538	$170,764
Brokerage & Asset Managers – 2.2%
Blackstone Group LP	22,214	$776,824
Charles Schwab Corp.	6,844	292,649
		$1,069,473
Business Services – 11.6%
Accenture PLC, “A”	6,054	$1,065,625
Brenntag AG	6,530	336,219
Cognizant Technology Solutions Corp., “A”	9,852	713,777
Compass Group PLC	13,366	314,137
Equifax, Inc.	2,631	311,774
Experian PLC	24,993	676,759
Fidelity National Information Services, Inc.	6,641	751,097
Fiserv, Inc. (a)	7,540	665,631
Intertek Group PLC	3,451	218,310
Verisk Analytics, Inc., “A”	5,502	731,766
		$5,785,095
Cable TV – 1.6%
Comcast Corp., “A”	19,645	$785,407
Chemicals – 1.3%
PPG Industries, Inc.	5,930	$669,319
Computer Software – 3.1%
Dassault Systems S.A.	711	$105,877
Microsoft Corp.	12,362	1,457,974
		$1,563,851

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software - Systems – 1.3%
Apple, Inc.	3,396	$645,070
Construction – 1.1%
Sherwin-Williams Co.	1,293	$556,908
Consumer Products – 5.5%
Colgate-Palmolive Co.	6,929	$474,913
Estee Lauder Cos., Inc., “A”	4,040	668,822
KOSE Corp.	1,200	220,121
L'Oréal	1,677	451,106
Reckitt Benckiser Group PLC	11,238	934,129
		$2,749,091
Electrical Equipment – 3.3%
Amphenol Corp., “A”	5,641	$532,736
Fortive Corp.	5,946	498,810
Mettler-Toledo International, Inc. (a)	846	611,658
		$1,643,204
Electronics – 5.3%
Analog Devices, Inc.	5,711	$601,197
Samsung Electronics Co. Ltd.	9,807	385,766
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	24,055	985,293
Texas Instruments, Inc.	6,063	643,102
		$2,615,358
Food & Beverages – 3.9%
Chr. Hansen Holding A.S.	1,314	$133,189
Danone S.A.	6,148	473,722
Nestle S.A.	10,793	1,028,627
PepsiCo, Inc.	2,398	293,875
		$1,929,413
Food & Drug Stores – 0.7%
Sundrug Co. Ltd.	12,100	$332,987
Gaming & Lodging – 2.1%
Marriott International, Inc., “A”	3,595	$449,698
Paddy Power Betfair PLC	7,414	574,071
		$1,023,769
General Merchandise – 1.7%
Dollarama, Inc.	24,634	$657,165
Lojas Renner S.A.	15,769	176,403
		$833,568
Insurance – 2.0%
Aon PLC	5,865	$1,001,156
Internet – 7.5%
Alibaba Group Holding Ltd., ADR (a)	4,217	$769,392
Alphabet, Inc., “A” (a)	1,552	1,826,533
Baidu, Inc., ADR (a)	3,411	562,304
NAVER Corp.	5,095	556,585
		$3,714,814
Leisure & Toys – 1.2%
Electronic Arts, Inc. (a)	6,083	$618,215

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Machinery & Tools – 3.4%
Daikin Industries Ltd.	5,600	$655,346
Nordson Corp.	6,141	813,806
Schindler Holding AG	1,143	236,922
		$1,706,074
Medical Equipment – 4.9%
Abbott Laboratories	8,383	$670,137
Danaher Corp.	2,993	395,136
Thermo Fisher Scientific, Inc.	3,129	856,470
Waters Corp. (a)	2,135	537,401
		$2,459,144
Oil Services – 0.4%
Schlumberger Ltd.	5,023	$218,852
Other Banks & Diversified Financials – 5.9%
Credicorp Ltd.	1,805	$433,109
HDFC Bank Ltd.	22,725	760,693
Julius Baer Group Ltd.	7,714	311,659
Mastercard, Inc., “A”	2,407	566,728
Visa, Inc., “A”	5,341	834,211
		$2,906,400
Pharmaceuticals – 4.2%
Bayer AG	11,519	$744,275
Elanco Animal Health, Inc. (a)	15,020	481,692
Roche Holding AG	2,202	606,697
Zoetis, Inc.	2,360	237,581
		$2,070,245
Printing & Publishing – 1.6%
Moody's Corp.	4,365	$790,458
Railroad & Shipping – 2.2%
Adani Ports and Special Economic Zone Ltd.	57,023	$311,270
Union Pacific Corp.	4,692	784,503
		$1,095,773
Restaurants – 1.2%
Starbucks Corp.	7,842	$582,974
Specialty Chemicals – 4.6%
Croda International PLC	7,245	$475,398
Ecolab, Inc.	3,355	592,292
Kansai Paint Co. Ltd.	30,500	580,939
Sika AG	3,070	428,860
Symrise AG	2,301	207,318
		$2,284,807
Specialty Stores – 1.5%
TJX Cos., Inc.	13,861	$737,544
Total Common Stocks		$49,225,782

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 0.9%
Money Market Funds – 0.9%
MFS Institutional Money Market Portfolio, 2.48% (v)	432,100	$432,100

Other Assets, Less Liabilities – (0.0)%		(10,483)
Net Assets – 100.0%		$49,647,399
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $432,100 and $49,225,782, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
PLC	Public Limited Company
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/19 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2019 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$49,225,782	$—	$—	$49,225,782
Mutual Funds	432,100	—	—	432,100
Total	$49,657,882	$—	$—	$49,657,882
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	298,826	3,149,686	(3,016,412)	432,100
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$16	$27	$—	$1,924	$432,100

(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2019, are as follows:
United States	58.7%
United Kingdom	7.0%
Switzerland	5.9%
France	5.1%
Germany	4.1%
China	3.7%
Japan	3.6%
India	2.2%
Taiwan	2.0%
Other Countries	7.7%